UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22021

                         The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

Third Quarter Report — September 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) total return for both The Gabelli Healthcare & WellnessRx Trust (the “Fund”) and the Standard & Poor’s (“S&P”) 500 Health Care Index was (10.7)%. The total return for the Fund’s publicly traded shares was (12.8)%. The Fund’s NAV per share was $11.18, while the price of the publicly traded shares closed at $9.69 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)					Since
	Quarter	1 Year	3 Year	5 Year	Inception (06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	(10.72)%	6.79%	16.31%	18.57%	10.61%
Investment Total Return (c)	(12.78)	3.74	14.70	18.38	8.03
S&P 500 Health Care Index	(10.67)	5.19	20.20	19.04	10.06
S&P 500 Index	(6.44)	(0.61)	12.40	13.34	5.24
S&P 500 Consumer Staples Index	(0.20)	7.10	12.49	14.18	10.05
50% S&P 500 Health Care Index and 50% S&P 500 Consumer Staples Index	(5.44)	6.15	16.35	16.61	10.06
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. The Blended Index consists of a 50% blend of each of the S&P 500 Health Care Index and S&P 500 Consumer Staples Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.1%
	Beverages — 6.7%
35,000	Campbell Soup Co.	$1,773,800
42,000	Danone SA	2,647,850
45,000	Dr Pepper Snapple Group Inc.	3,557,250
26,000	ITO EN Ltd.	541,608
29,000	Massimo Zanetti Beverage Group SpA†	232,504
35,000	Morinaga Milk Industry Co.Ltd.	145,001
330,000	Parmalat SpA	851,061
35,000	PepsiCo Inc.	3,300,500
30,000	Suntory Beverage & Food Ltd.	1,146,584
60,000	The Coca-Cola Co.	2,407,200
50,000	The WhiteWave Foods Co.†	2,007,500
424,000	Vitasoy International Holdings Ltd.	626,969

		19,237,827

	Biotechnology — 3.3%
7,000	Agilent Technologies Inc.	240,310
1,000	Alexion Pharmaceuticals Inc.†	156,421
25,000	Amgen Inc.	3,458,000
4,000	Illumina Inc.†	703,280
75,000	Myriad Genetics Inc.†	2,811,000
326,600	NeoGenomics Inc.†	1,871,418
10,000	Tetraphase Pharmaceuticals Inc.†	74,600
1,600	Waters Corp.†	189,136

		9,504,165

	Electronics — 1.5%
35,000	Thermo Fisher Scientific Inc.	4,279,800

	Food — 18.4%
86,000	Boulder Brands Inc.†	704,340
15,000	Calavo Growers Inc.	669,600
30,000	China Mengniu Dairy Co.Ltd.	105,290
2,000	Chr. Hansen Holding A/S	111,721
115,000	ConAgra Foods Inc.	4,658,650
25,000	Dean Foods Co.	413,000
67,500	Flowers Foods Inc.	1,669,950
80,000	General Mills Inc.	4,490,400
80,200	Inventure Foods Inc.†	712,176
5,400	John B Sanfilippo & Son Inc.	276,804
67,500	Kellogg Co.	4,492,125
35,000	Kerry Group plc, Cl. A	2,614,059
150,000	Kikkoman Corp.	4,101,196
66,000	Lifeway Foods Inc.†	691,680
23,000	Maple Leaf Foods Inc.	379,685
16,000	MEIJI Holdings Co.Ltd.	1,165,673
115,000	Mondelēz International Inc., Cl. A	4,815,050
52,000	Nestlé SA	3,908,270
50,000	Post Holdings Inc.†	2,955,000
50,000	Snyder’s-Lance Inc.	1,686,500
30,000	The Kraft Heinz Co.	2,117,400
12,000	The Hain Celestial Group Inc.†	619,200

Shares		Market Value

27,000	The J.M. Smucker Co.	$3,080,430
110,000	Tingyi (Cayman Islands) Holding Corp	174,863
75,000	Unilever plc, ADR	3,058,500
65,000	Yakult Honsha Co.Ltd.	3,218,439

		52,890,001

	Food and Beverage — 0.1%
5,000	TreeHouse Foods Inc.†	388,950

	Food and Staples Retailing — 7.7%
650	Blue Buffalo Pet Products Inc.†	11,642
30,000	CST Brands Inc.	1,009,800
87,000	CVS Health Corp	8,393,760
32,000	GNC Holdings Inc., Cl. A	1,293,440
30,000	Ingles Markets Inc., Cl. A	1,434,900
80,000	The Kroger Co.	2,885,600
51,500	United Natural Foods Inc.†	2,498,265
24,000	Vitamin Shoppe, Inc.†	783,360
10,000	Walgreens Boots Alliance Inc.	831,000
98,000	Whole Foods Market Inc.	3,101,700

		22,243,467

	Health Care Equipment and Supplies — 15.2%
40,000	Aramark	1,185,600
40,000	Baxter International Inc.	1,314,000
35,001	Becton, Dickinson and Co.	4,643,192
46,000	Boston Scientific Corp.†	754,860
90,000	Cardiovascular Systems Inc.†	1,425,600
125,000	CareDx Inc.†	521,250
20,000	Cutera Inc.†	261,600
22,000	Exactech Inc.†	383,460
45,000	Gerresheimer AG	3,280,480
10,000	Greatbatch Inc.†	564,200
9,400	Henry Schein Inc.†	1,247,568
8,300	ICU Medical Inc.†	908,850
200,000	Lantheus Holdings Inc.†	860,000
58,580	Medtronic plc	3,921,345
11,000	NuVasive Inc.†	530,420
43,574	Orthofix International NV†	1,470,624
9,500	Patterson Companies Inc.	410,875
5,000	Smith & Nephew plc, ADR	175,000
80,000	Sparton Corp.†	1,712,000
20,000	St. Jude Medical Inc.	1,261,800
25,000	Stryker Corp.	2,352,500
76,424	SurModics Inc.†	1,669,100
20,000	The Cooper Companies Inc.	2,977,200
100,000	Thoratec Corp.†	6,326,000
75,000	Trinity Biotech plc, ADR	858,000
8,757	VWR Corp.†	224,967
25,900	Zimmer Biomet Holdings Inc.	2,432,787

		43,673,278

	Health Care Providers and Services — 17.0%
525,000	AdCare Health Systems Inc.	1,743,000

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
30,000	Aetna Inc.	$3,282,300
131,000	Alere Inc.†	6,307,650
25,000	AmerisourceBergen Corp.	2,374,750
20,000	Anthem Inc.	2,800,000
35,000	Cigna Corp.	4,725,700
55,000	DaVita HealthCare Partners Inc.†	3,978,150
65,000	HCA Holdings Inc.†	5,028,400
20,000	Humana Inc.	3,580,000
60,000	iKang Healthcare Group Inc., ADR†	888,000
140,000	Kindred Healthcare Inc.	2,205,000
5,000	Laboratory Corp. of America Holdings†	542,393
15,000	McKesson Corp.	2,775,450
25,000	Quest Diagnostics Inc.	1,536,750
25,000	Rhoen Klinikum AG	707,039
25,000	Synergy Health plc†	820,664
45,000	Tenet Healthcare Corp.†	1,661,400
34,500	UnitedHealth Group Inc.	4,002,345

		48,958,991

	Hotels and Gaming — 0.2%
8,221	Ryman Hospitality Properties Inc.	404,720

	Household and Personal Products — 5.3%
28,000	Avon Products Inc.	91,000
22,000	Church & Dwight Co.Inc.	1,845,800
30,000	Colgate-Palmolive Co.	1,903,800
120,000	Coty Inc., Cl. A	3,247,200
45,000	Edgewell Personal Care Co.	3,672,000
30,000	Energizer Holdings Inc.	1,161,300
30,000	Sally Beauty Holdings Inc.†	712,500
12,000	The Estee Lauder Companies Inc., Cl. A	968,160
23,000	The Procter & Gamble Co.	1,654,620

		15,256,380

	Pharmaceuticals — 14.3%
30,000	Abbott Laboratories	1,206,600
13,000	Achaogen Inc.†	74,880
80,000	Akorn Inc.†	2,280,400
26,201	Allergan plc†	7,121,688
90,000	Baxalta Inc.	2,835,900
573,000	BioScrip Inc.†	1,071,510
42,000	Bristol-Myers Squibb Co.	2,486,400
12,000	Cempra Inc.†	334,080
20,000	Gilead Sciences Inc.	1,963,800
64,000	Johnson & Johnson	5,974,400
44,954	Juniper Pharmaceuticals Inc.†	529,558
14,000	KYTHERA Biopharmaceuticals Inc.†	1,049,720
525,000	Liberator Medical Holdings Inc.	1,233,750
35,000	Mallinckrodt plc†	2,237,900
50,000	Merck & Co. Inc.	2,469,500
65,000	Mylan NV†	2,616,900

Shares		Market Value

1,000	Ophthotech Corp.†	$40,520
137,500	OPKO Health Inc.†	1,156,375
68,000	Pfizer Inc.	2,135,880
12,000	Roche Holding AG, ADR	395,400
800	Shire plc, ADR.	164,184
15,000	WuXi PharmaTech Cayman Inc., ADR†	648,150
25,000	Zoetis Inc.	1,029,500

		41,056,995

	Specialty Chemicals — 6.4%
10,000	FMC Corp.	339,100
38,000	International Flavors & Fragrances Inc.	3,923,880
101,000	Sigma-Aldrich Corp.	14,030,920

		18,293,900

	TOTAL COMMON STOCKS	276,188,474

	PREFERRED STOCKS — 0.0%
	Pharmaceuticals — 0.0%
146	BioScrip Inc., Zero Coupon†	8,273

	RIGHTS — 0.0%
	Health Care — 0.0%
40,000	American Medical Alert Corp.†	400
40,000	Durata Therapeutics Inc., CVR†	6,400
10,000	Prosensa Holding, CVR†	9,900
130,000	Trius Therapeutics, CVR†	16,900

		33,600

	Health Care Providers and Services — 0.0%
25,000	Rhoen-Klinikum AG, expire 10/05/15†	559

	TOTAL RIGHTS	34,159

	WARRANTS — 0.0%
	Pharmaceuticals — 0.0%
420	BioScrip Inc., Cl. B, expire 07/27/25†	243
420	BioScrip Inc., Cl. B, expire 07/27/25†	240

		483

	TOTAL WARRANTS	483

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.9%
$11,276,000	U.S. Treasury Bills, 0.085% to 0.240%††, 1/07/16 to 3/31/16	11,273,841

	TOTAL INVESTMENTS — 100.0% (Cost $234,045,887)	$287,505,230

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Market Value

Aggregate tax cost	$234,627,682

Gross unrealized appreciation	$70,217,307
Gross unrealized depreciation	(17,339,759)

Net unrealized appreciation/depreciation	$52,877,548

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	%of Market Value	Market Value
North America	82.6%	$237,549,710
Europe	12.4	35,723,124
Japan	3.6	10,318,501
Latin America	1.2	3,286,926
Asia/Pacific	0.2	626,969

Total Investments	100.0%	$287,505,230

See accompanying notes to schedule of investments.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$276,188,474	—	—	$276,188,474
Preferred Stocks(a)	—	—	$ 8,273	8,273
Rights(a)	559	—	33,600	34,159
Warrants(a)	—	—	483	483
U.S. Government Obligations	—	$11,273,841	—	11,273,841

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$276,189,033	$11,273,841	$42,356	$287,505,230

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2015, the Fund held no investments in forward foreign exchange contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

(ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest without limit in restricted securities. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2015, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRX TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Robert C. Kolodny, MD

Physician,

Principal of KBS

Management LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Agnes Mullady

President

Joseph H. Egan

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Wayne C. Pinsent, CFA

Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GRX Q3/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Joseph Egan
Joseph Egan, Principal Financial Officer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.